Notes Payable - Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Notes Payable to Related Parties [Table Text Block]
The table below reflects Notes payable due to related parties at December 31, 2015 and December 31, 2014, respectively

	December 31,	December 31,
	2015	2014
The $80,000 Jackie Chretien Note	$15,000	$15,000
The $55,167 A. Michael Chretien Note	40,415	40,415
The $250,000 Shealy Note	164,799	193,452
Notes in the Aggregate Amount of $110,000	-	110,000
Notes in the Aggregate Amount of $701,068	-	677,776
The $30,000 Robert C. Schroeder Convertible Promissory Note	-	30,000
The $10,000 Matthew L. Chretien Convertible Promissory Note	-	10,000
Notes in the Aggregate Amount of $175,000	-	175,000
Notes in the Aggregate Amount of $200,000	-	200,000
Total notes payable - related party	$220,214	$1,451,643
Less current portion	(92,805)	(1,234,871)
Long-term portion of notes payable-related party	$127,409	$216,772

Schedule of Maturities of Notes Payable Related Party [Table Text Block]
Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ended
December 31,	Amount
2016	$92,805
2017	38,307
2018	42,318
2019	46,784
TOTAL	$220,214